BALANCE SHEET COMPONENTS - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 503	$ 769
Less: accumulated depreciation		(480)	(654)
Total property and equipment—net	$ 0	23	115
Computer and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		191	191
Capitalized software
Property, Plant and Equipment [Line Items]
Total property and equipment		89	89
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment		76	151
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 147	$ 338